Current Convertible Notes Payable and Other Related Party Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Notes Payable
6.Current Convertible Notes Payable and Other Related Party Notes Payable	6. Current Convertible Notes Payable and Other Notes Payable. As of March 31, 2022 and December 31, 2021, the amount of convertible and other notes payable totaled $4,389,931 and $3,589,931, respectively. The details of the convertible notes payable and other notes payable are shown in the table below: PayeeNo.Effective DateDue DateFrom EffectiveFollowing MaturityConversion RateIssuing PurposeAs of 12/31/2021AdditionPaymentAs of 3/31/2022Accrued InterestCurrent Convertible Notes Payable:Stephen Chen#1.161/30/2016Payable on demand0.75%N/A$ 0.17 working capital114,026--114,0266,050Stephen Chen#2.163/18/2016Payable on demand0.65%N/A$ 0.19 working capital262,500--262,50010,298376,526--376,52616,348Ainos KY#12.214/27/20212/28/2023 (1) 1.85%N/A$ 0.20working capital15,000--15,000257Ainos KY#13.215/5/20212/28/2023 (1) 1.85%N/A$ 0.20working capital20,000--20,000335Ainos KY#14.215/25/20212/28/2023 (1) 1.85%N/A$ 0.20working capital30,000--30,000471Ainos KY#15.215/28/20212/28/2023 (1) 1.85%N/A$ 0.20working capital35,000--35,000545Ainos KY#16.216/9/20212/28/2023 (1) 1.85%N/A$ 0.20working capital300,000--300,0004,486Ainos KY#17.216/21/20212/28/2023 (1) 1.85%N/A$ 0.20working capital107,000--107,0001,535Ainos KY#18.217/2/20212/28/2023 (1) 1.85%N/A$ 0.20working capital54,000--54,000744Ainos KY#19.219/1/20212/28/2023 (1) 1.85%N/A$ 0.20working capital120,000--120,0001,289Ainos KY#20.219/28/20212/28/2023 (1) 1.85%N/A$ 0.20working capital300,000--300,0002,798Ainos KY#21.2111/10/20212/28/2023 (1) 1.85%N/A$ 0.20working capital50,000--50,000357Ainos KY#22.2111/25/20212/28/2023 (1) 1.85%N/A$ 0.20working capital450,000--450,0002,851Ainos KY#23.2111/29/20212/28/2023 (1) 1.85%N/A$ 0.20working capital300,000--300,0001,840Ainos KY#24.2112/29/20212/28/2023 (1) 1.85%N/A$ 0.20working capital1,219,000--1,219,0005,684 3,000,000--3,000,00023,192 Total convertible notes payable- related parties3,376,526--3,376,52639,540Non-Convertible Notes Payable:Stephen Chen#9.211/1/20214/14/20210.13%N/AN/Aworking capital129,405--129,405354Ainos KY#26.22 (2)3/4/20223/31/20231.85%N/AN/Aworking capital-800,000-800,0001,135Non-convertible notes payable-related party 129,405800,000-929,4051,489i2 China#8b.201/1/20201/1/20211.85%N/AN/Aconsulting fee84,000--84,0003,527 Non-Convertible Notes payable- non-related party84,000 84,0003,527 Total non-convertible notes payable213,405800,000-1,013,4055,016Total convertible and non-convertible3,589,931800,000-4,389,93144,556 Notes:(1) On March 17, 2022, we executed a Promissory Note Extension Agreement with Ainos KY in which the due dates for certain convertible notes enumerated as #12.21 to #24.21 issued by the Company to Ainos KY were extended to February 28, 2023. The total unpaid principal for these extended period convertible notes amount to $3,000,000 in the aggregate.(2) On March 11, 2022, the Board approved a Non-Convertible Note dated March 4, 2022 in favor of Ainos KY with a principal amount of $800,000, interest of 1.85% per annum on unpaid principal and accrued interest, and a maturity date of February 28, 2023. The Note includes standard provisions for notice, default, and remedies for default. All of the aforementioned convertible promissory notes and other notes payable are unsecured and due on demand upon maturity. The Company may prepay the notes in whole or in part at any time. The holder of convertible notes has the option to convert some or all of the unpaid principal and accrued interest to our common voting stock. The total interest expense of convertible notes payable and other notes payable for the three months ended March 31, 2022 and as of December 31 2021 was $15,883 and $11,897 respectively; the cumulative related accrued interest as of March 31, 2022 and December 31, 2021 were $44,556 and $28,673, respectively.	4. Convertible Notes Payable and Other Notes Payable All convertible and other notes payable were issued either as a result of financing or deferred compensation provided by executives of the Company. As of December 31, 2021 and December 31, 2020, convertible and other notes payable totaled $3,589,931 and $953,001, respectively; including notes payable for related parties totaling $3,505,931 and $805,001, respectively. Refer to disclosure in Note 5 below. The details of the convertible notes payable and other notes payable are shown in the table below: PayeeNo.Effective DateDue DateFrom EffectiveFollowing MaturityConversionRateIssuing Purpose1/1/2021 AdditionPayment12/31/2021Accrued Interest Convertible notes payable:Stephen Chen#1.161/30/2016Payable on demand0.75%NA$ 0.17 working capital114,026114,0265,839Stephen Chen#2.163/18/2016Payable on demand0.65%NA$ 0.19 working capital262,500262,5009,878Stephen Chen#3.199120199/1/20201.85%10%$ 0.25 salary39,620(39,620)00Stephen Chen#4.19121201912/31/20201.61%10%$ 0.25 working capital14,879(14,879)00Stephen Chen#6.201120201/1/20211.85%10%$ 0.25 salary216,600(216,600)00Stephen Chen#7.201120201/2/20211.60%10%$ 0.25working capital23,366(23,366)00Stephen Chen#10.211120214/1/20211.85%1.85%$ 0.25salary59,025(59,025)00Stephen Chen#11.214120215/1/20211.85%10%$ 0.25salary10,000(10,000)00670,99169,025(363,490)376,52615,717Ainos KY#12.214/27/202110/27/20211.85%NA$ 0.20working capital15,00015,000189Ainos KY#13.215/5/202111/5/20211.85%NA$ 0.20working capital20,00020,000243Ainos KY#14.215/25/202111/25/20211.85%NA$ 0.20working capital30,00030,000335Ainos KY#15.215/28/202111/28/20211.85%NA$ 0.20working capital35,00035,000385Ainos KY#16.216/9/202112/9/20211.85%NA$ 0.20working capital300,000300,0003,117Ainos KY#17.216/21/202112/21/20211.85%NA$ 0.20working capital107,000107,0001,047Ainos KY#18.217/2/20211/2/20221.85%NA$ 0.20working capital54,00054,000498Ainos KY#19.219120213/1/20221.85%NA$ 0.20working capital120,000120,000742Ainos KY#20.219/28/20213/28/20221.85%NA$ 0.20working capital300,000300,0001,429Ainos KY#21.211110202151020221.85%NA$ 0.20working capital50,00050,000129Ainos KY#22.211125202111/25/20221.85%NA$ 0.20working capital450,000450,000798Ainos KY#23.2111/29/20215/29/20221.85%NA$ 0.20working capital300,000300,000471Ainos KY#24.21122920216/29/20221.85%NA$ 0.20working capital1,219,0001,219,00012403,000,00003,000,0009,507 Total convertible notes payable- related parties670,9913,069,025(363,490)3,376,52625,224i2 China#5.199/1/20199/1/20201.85%10%$ 0.25consulting fee16,000(16,000)00i2 China#8a.201/1/20201/1/20211.85%10%$ 0.25consulting fee48,000(48,000)00i2 China#11.211120204/1/20211.85%10%$ 0.25consulting fee37,000(37,000)00 Total convertible notes payable- non-related party64,00037,000(101,000)00Total Convertible notes payable734,9913,106,025(464,490)3,376,52625,224Notes payable:Stephen Chen#9.211/1/20214/14/20210.13%10%NAworking capital134,010145,395 (150,000)129,405312Notes payable-related party 134,010145,395 (150,000)129,405312i2 China#8b.201/1/20201/1/20211.85%10%NAconsulting fee84,00084,0003,137 Notes payable- non-related party84,0000 0 84,0003,137Total notes payable218,010145,395 (150,000)213,4053,449Total convertible and non-convertible953,0013,251,420 (614,490)3,589,93128,673 All of the aforementioned convertible promissory notes and other notes payable are unsecured and due on demand upon maturity. The Company may prepay the notes in whole or in part at any time. The Payee has the option to convert some or all of the unpaid principal and accrued interest to our common voting stock. The convertible promissory notes are convertible on demand. The following convertible notes due to Stephen T. Chen – Notes 3.19, 4.19, 6.20, 7.20, 10.21, and 11.21 -- with a total principal and accrued interest amount of $372,988 were assigned by the holder to Top Calibre Corporation, a British Virgin Islands corporation, and subsequently converted in common stock of our company at a conversion price of $0.25 per share on December 27, 2021. No convertible notes were assigned in 2020. During 2021, the Company received funding from Dr. Stephen T. Chen and Ainos KY totaling $214,420 and $3,000,000, respectively. Amounts owed to Dr. Stephen T. Chen of $150,000 were repaid. In 2020, the Company received funding from Dr. Stephen T. Chen totaling $373,976. Note holders, i2China Management Group, LLC (“i2China”) and Dr. Stephen T. Chen (together the “Payees”), agreed to waive their rights pertaining to the conditional term “Annual Interest Rate on Matured, Unpaid Amounts: 10% per annum, compounded annually of Convertible Notes” in regards to interest charged on unpaid amounts following maturity for all of their respective notes. The Company and the Payees agree that the originally agreed annual interest rate will continue to be valid for any unpaid amounts after maturity. The amended terms of the above convertible notes and other notes payable were made during on September 1, 2021. Interest waived totaled $45,875. The total interest expense for 2021 and 2020 totaled $21,727 and $10,702 respectively; the cumulative related accrued interest as of December 31, 2021 and 2020 were $28,673 and $24,196, respectively.